18. Goodwill and Other Intangible Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 13, 2017
Goodwill	$ 683	$ 0	$ 75,969
Accumulated impairment of goodwill	65,223	65,223
Impairment of intangibles	205	1,235	0
Amortization expense for other intangible assets	390	519	862
Customer Relationships [Member]
Impairment of intangibles	91	$ 1,235	$ 0
Website [Member]
Impairment of intangibles	114
Heliostixio [Member]
Goodwill	$ 683			$ 683